Stock-Based Compensation - Schedule of Assumptions Used in Valuations (Details) - Market-Based Restricted Stock Units	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Stock Price Volatility	28.00%	29.00%	28.00%
Risk-Free Interest Rate	4.00%	4.29%	4.77%